Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Schedule of property and equipment and related accumulated depreciation

Property and equipment and related accumulated depreciation are as follows (in thousands):

	December 31,
	2011	2012
Furniture and fixtures	$—	$31
Computer equipment and software	150	266
Leasehold improvements	—	18
	150	315
Less accumulated depreciation and amortization	(32)	(96)
	$118	$219